Non-current Assets Held for Sale and Discontinued Operations - Additional Information (Detail) ₱ in Thousands, $ in Thousands		12 Months Ended
	Feb. 01, 2019 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PHP (₱)
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Proceeds from sale of business		$ 63,073
Deferred share price		41,396
AL ZENITH [Member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Equity interest was transferred	7.7007%
Number of common shares sold | shares	3,182,444
Prisma Medios de Pago S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Gain (loss) from the sale of business | ₱			₱ 638,063
Compania Financiera Argentina S.A [member]
Noncurrent Assets Held For Sale And Discontinued Operations [line items]
Final sale price		$ 104,469